CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Goodwill	$ 15,662	$ 16,032
Other intangible assets	11,010	9,480
Property, plant and equipment	185,077	185,219
Joint ventures and associates	27,775	23,445
Investments in securities	1,557	2,255
Deferred tax	8,173	6,857
Retirement benefits	5,052	10,003
Trade and other receivables	8,252	6,018
Derivative financial instruments	619	374
Non-current assets	263,177	259,683
Current assets
Inventories	22,216	23,426
Trade and other receivables	44,597	45,860
Derivative financial instruments	9,114	9,673
Cash and cash equivalents	30,216	39,110
Total current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	106,143	118,069
Assets classified as held for sale	1,030	9,857
Current assets	107,173	127,926
Total assets	370,350	387,609
Non-current liabilities
Debt	66,515	65,448
Trade and other payables	4,463	3,290
Derivative financial instruments	1,108	2,185
Deferred tax	11,983	13,505
Retirement benefits	7,136	6,752
Decommissioning and other provisions	21,411	21,227
Non-current liabilities	112,616	112,407
Current liabilities
Debt	9,128	11,630
Trade and other payables	57,770	60,693
Derivative financial instruments	5,664	7,391
Income taxes payable	3,149	4,648
Decommissioning and other provisions	5,884	4,469
Total current liabilities other than liabilities included in disposal groups classified as held for sale	81,595	88,831
Liabilities directly associated with assets classified as held for sale	820	6,203
Current liabilities	82,415	95,034
Total liabilities	195,031	207,441
Equity
Share capital	477	510
Shares held in trust	(847)	(803)
Other reserves	21,234	19,766
Retained earnings	153,528	158,834
Equity attributable to Shell plc shareholders	174,392	178,307
Non-controlling interest	927	1,861
Total equity	175,319	180,168
Total liabilities and equity	$ 370,350	$ 387,609